EATON VANCE MUTUAL FUNDS TRUST
                                                 255 State Street
                                                 Boston, MA 02109
                                                  (617) 482-8260




                                                   CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 02-90946) certifies (a) that the form of prospectuses (with the exception of the combined money market prospectus) and statements of additional information dated May 1, 1999 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 50 ("Amendment No. 50") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 50 was filed electronically with the Securities and Exchange Commission (Accession No. 0000950156-99-000294) on April 28, 1999:




                                    Eaton Vance Cash Management Fund
                                    Eaton Vance Liquid Assets Fund
                                    Eaton Vance Money Market Fund
                                    Eaton Vance Tax Free Reserves
                                    Eaton Vance Municipal Bond Fund
                                    Eaton Vance Government Obligations Fund








                                                 EATON VANCE MUTUAL FUNDS TRUST



                 By: /s/ Eric G. Woodbury Eric G. Woodbury, Assistant Secretary

                                                             Date:  May 5, 1999